FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             WESTCHESTER CAPITAL MANAGEMENT, INC.
                  ------------------------------------
Address:          100 SUMMIT LAKE DRIVE
                  ---------------------
                  VALHALLA, NY 10595
                  ------------------

Form 13F File Number:      28-04764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             FREDERICK W. GREEN
                  ------------------
Title:            PRESIDENT
                  ---------
Phone:            914-741-5600
                  ------------

Signature, Place, and Date of Signing:

 /S/ FREDERICK W. GREEN          VALHALLA, NEW YORK                  04/28/05
-----------------------          ------------------                  --------
     [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              133

Form 13F Information Table Value Total:              $1,618,167,503 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

                                      -2-

FORM 13F
Westchester Capital Management, Inc.
31-Mar-05


Item 1                 Item 2         Item 3         Item 4                Item 5         Item 6     Item 7          Item 8
--------------      --------------   ---------     ----------  -----------------------  ----------  --------  ----------------------
                                                                                                                 Voting Authority
                                                     Fair       Shares or
                                                     Market     Principal    SH/  Put/  Investment   Other
Name of Issuer      Title of Class     CUSIP         Value       Amount      PRN  Call  Discretion  Managers    Sole    Shared  None
--------------      --------------   ---------     ----------  ----------    ---  ----  ----------  --------  --------  ------  ----
Equities
COMMON STOCK
Accredo Health,
Incorporated         COMMON STOCK    00437V104     50,589,740   1,139,152     SH        (a) Sole              (a) Sole
Accredo Health,
Incorporated         COMMON STOCK    00437V104      5,733,331     129,100     SH        (b) Shared            (a) Sole
Adelphia
Communications
Corp.                COMMON STOCK    006848105        240,000   1,000,000     SH        (a) Sole              (a) Sole
Adelphia
Communications
Corp.                COMMON STOCK    006848105        384,000   1,600,000     SH        (b) Shared            (a) Sole
Ask Jeeves, Inc.     COMMON STOCK    010682878        702,000      25,000     SH        (b) Shared            (a) Sole
Amgen, Inc.          COMMON STOCK    031162100      1,633,082      28,055     SH        (b) Shared            (a) Sole
Ascential
Software
Corporation          COMMON STOCK    04362P207      3,876,476     209,200     SH        (a) Sole              (a) Sole
Beverly
Enterprises, Inc.    COMMON STOCK    087851309      3,003,388     242,600     SH        (a) Sole              (a) Sole
Beverly
Enterprises, Inc.    COMMON STOCK    087851309        614,048      49,600     SH        (b) Shared            (a) Sole
Caesars
Entertainment, Inc.  COMMON STOCK    127687101     56,908,401   2,875,614     SH        (a) Sole              (a) Sole
Caesars
Entertainment, Inc.  COMMON STOCK    127687101      8,391,949     424,050     SH        (b) Shared            (a) Sole
Circuit City
Stores, Inc.         COMMON STOCK    172737108      4,012,500     250,000     SH        (a) Sole              (a) Sole
Closure Medical
Corporation          COMMON STOCK    189093107     14,266,291     534,318     SH        (a) Sole              (a) Sole
Creo Inc.            COMMON STOCK    225606102     31,779,191   1,978,779     SH        (a) Sole              (a) Sole
Creo Inc.            COMMON STOCK    225606102      4,628,107     288,176     SH        (b) Shared            (a) Sole
Dialysis
Corporation          COMMON STOCK    252529102        102,050       5,000     SH        (b) Shared            (a) Sole
Dictaphone
Corporation          COMMON STOCK    253588107      3,061,356     510,226     SH        (a) Sole              (a) Sole
Dictaphone
Corporation          COMMON STOCK    253588107      1,030,080     171,680     SH        (b) Shared            (a) Sole
R.R. Donnelley &
Sons Company         COMMON STOCK    257867101      1,354,601      42,840     SH        (b) Shared            (a) Sole
Dreyer's Grand Ice
Cream, Inc.          COMMON STOCK    261877104     91,352,405   1,131,019     SH        (a) Sole              (a) Sole
Dreyer's Grand Ice
Cream, Inc.          COMMON STOCK    261877104      7,382,378      91,400     SH        (b) Shared            (a) Sole
DuPont
Photomasks, Inc.     COMMON STOCK    26613X101         82,677       3,100     SH        (a) Sole              (a) Sole
DuPont
Photomasks, Inc.     COMMON STOCK    26613X101      2,901,696     108,800     SH        (b) Shared            (a) Sole
eCOST.com, Inc.      COMMON STOCK    27922W107            981         144     SH        (a) Sole              (a) Sole
Fisher Scientific
International Inc.   COMMON STOCK    338032204      1,176,195      20,664     SH        (b) Shared            (a) Sole
Gartner, Inc.
Class B              COMMON STOCK    366651206      6,385,685     682,961     SH        (a) Sole              (a) Sole
Gartner, Inc.
Class B              COMMON STOCK    366651206      1,848,027     197,650     SH        (b) Shared            (a) Sole
The Gillette
Company              COMMON STOCK    375766102     64,877,300   1,285,208     SH        (a) Sole              (a) Sole
The Gillette
Company              COMMON STOCK    375766102      3,856,218      76,391     SH        (b) Shared            (a) Sole
Gold Banc
Corporation          COMMON STOCK    379907108     10,198,407     726,900     SH        (a) Sole              (a) Sole
Great Lakes
Chemical
Coporation           COMMON STOCK    390568103        390,097      12,145     SH        (a) Sole              (a) Sole
Greater Bay
Bancorp              COMMON STOCK    391648102      2,907,231     119,100     SH        (a) Sole              (a) Sole
Guidant
Corporation          COMMON STOCK    401698105     85,943,852   1,162,975     SH        (a) Sole              (a) Sole
Guidant
Corporation          COMMON STOCK    401698105     11,031,422     149,275     SH        (b) Shared            (a) Sole
Hibernia
Corporation          COMMON STOCK    428656102      3,201,000     100,000     SH        (a) Sole              (a) Sole
Hollywood
Entertainment
Corporation          COMMON STOCK    436141105     19,014,846   1,443,800     SH        (a) Sole              (a) Sole
Hollywood
Entertainment
Corporation          COMMON STOCK    436141105      2,230,998     169,400     SH        (b) Shared            (a) Sole
INAMED Corporation   COMMON STOCK    453235103     13,435,059     192,259     SH        (a) Sole              (a) Sole
INAMED Corporation   COMMON STOCK    453235103      3,676,806      52,616     SH        (b) Shared            (a) Sole
Instinet Group
Incorporated         COMMON STOCK    457750107     15,570,181   2,647,990     SH        (a) Sole              (a) Sole
Instinet Group
Incorporated         COMMON STOCK    457750107      4,750,252     807,866     SH        (b) Shared            (a) Sole
International
Steel Group, Inc.    COMMON STOCK    460377104     60,081,475   1,521,050     SH        (a) Sole              (a) Sole
International
Steel Group, Inc.    COMMON STOCK    460377104      9,880,925     250,150     SH        (b) Shared            (a) Sole
Kerr-McGee
Corporation          COMMON STOCK    492386107      2,063,291      26,341     SH        (b) Shared            (a) Sole
King
Pharmaceuticals,
Inc.                 COMMON STOCK    495582108     17,152,920   2,064,130     SH        (a) Sole              (a) Sole
King
Pharmaceuticals,
Inc.                 COMMON STOCK    495582108      2,120,463     255,170     SH        (b) Shared            (a) Sole
LifePoint
Hospitals, Inc.      COMMON STOCK    53219L109      3,056,919      69,729     SH        (a) Sole              (a) Sole
LifePoint
Hospitals, Inc.      COMMON STOCK    53219L109        335,683       7,657     SH        (b) Shared            (a) Sole
Lin TV Corp.         COMMON STOCK    532774106     26,712,154   1,577,800     SH        (a) Sole              (a) Sole
Lin TV Corp.         COMMON STOCK    532774106      2,742,660     162,000     SH        (b) Shared            (a) Sole
Lyondell
Chemical Company     COMMON STOCK    552078107      1,876,503      67,210     SH        (b) Shared            (a) Sole
MCI Inc.             COMMON STOCK    552691107     16,549,372     664,100     SH        (a) Sole              (a) Sole
MCI Inc.             COMMON STOCK    552691107      3,885,028     155,900     SH        (b) Shared            (a) Sole
Magnum Hunter
Resources, Inc.      COMMON STOCK    55972F203     16,991,475   1,054,716     SH        (a) Sole              (a) Sole
Magnum Hunter
Resources, Inc.      COMMON STOCK    55972F203      4,491,081     278,776     SH        (b) Shared            (a) Sole
Mandalay Resort
Group                COMMON STOCK    562567107     81,539,307   1,156,750     SH        (a) Sole              (a) Sole
Mandalay Resort
Group                COMMON STOCK    562567107     10,943,572     155,250     SH        (b) Shared            (a) Sole
Manulife Financial
Corporation          COMMON STOCK    56501R106        124,975       2,608     SH        (b) Shared            (a) Sole
Masonite
International
Corporation          COMMON STOCK    575384102     22,638,850     650,000     SH        (a) Sole              (a) Sole
May Department
Stores Company       COMMON STOCK    577778103     27,538,252     743,875     SH        (a) Sole              (a) Sole
May Department
Stores Company       COMMON STOCK    577778103      5,514,499     148,960     SH        (b) Shared            (a) Sole
Medco Health
Solutions, Inc.      COMMON STOCK    58405U102      1,557,737      31,425     SH        (a) Sole              (a) Sole
Medco Health
Solutions, Inc.      COMMON STOCK    58405U102        177,213       3,575     SH        (b) Shared            (a) Sole
Medicore, Inc.       COMMON STOCK    584931109         95,880       8,160     SH        (b) Shared            (a) Sole
Metro-Goldwyn-
Mayer Inc.           COMMON STOCK    591610100     27,933,722   2,337,550     SH        (a) Sole              (a) Sole
Mittal Steel
Company N.V.         COMMON STOCK    60684P101        915,505      28,300     SH        (a) Sole              (a) Sole
Mittal Steel
Company N.V.         COMMON STOCK    60684P101        755,858      23,365     SH        (b) Shared            (a) Sole
STATS ChipPAC
Ltd. ordinary        COMMON STOCK      6207463      4,041,295   6,113,910     SH        (a) Sole              (a) Sole
STATS ChipPAC
Ltd. ordinary        COMMON STOCK      6207463        145,684     220,400     SH        (b) Shared            (a) Sole
The Neiman Marcus
Group, Inc.          COMMON STOCK    640204202     34,041,720     372,000     SH        (a) Sole              (a) Sole
The Neiman Marcus
Group, Inc.          COMMON STOCK    640204202      3,934,930      43,000     SH        (b) Shared            (a) Sole
News Corporation
Class A              COMMON STOCK    65248E104         17,563       1,038     SH        (a) Sole              (a) Sole
News Corporation
Class A              COMMON STOCK    65248E104      2,215,200     130,922     SH        (b) Shared            (a) Sole
NextWave Telecom,
Inc.                 COMMON STOCK    65332M103     47,049,801   5,918,214     SH        (a) Sole              (a) Sole
NextWave Telecom,
Inc.                 COMMON STOCK    65332M103     12,015,630   1,511,400     SH        (b) Shared            (a) Sole
Nextel
Communications,
Inc.                 COMMON STOCK    65332V103     45,087,989   1,586,488     SH        (a) Sole              (a) Sole
Nextel
Communications,
Inc.                 COMMON STOCK    65332V103      5,251,590     184,785     SH        (b) Shared            (a) Sole
Noranda, Inc.        COMMON STOCK    655422103      4,017,600     200,000     SH        (a) Sole              (a) Sole
WMC Resources
Limited ordinary     COMMON STOCK      6571469        912,660     148,400     SH        (a) Sole              (a) Sole
OfficeMax, Inc.      COMMON STOCK    67622P101     36,443,812   1,087,875     SH        (a) Sole              (a) Sole
OfficeMax, Inc.      COMMON STOCK    67622P101      3,236,937      96,625     SH        (b) Shared            (a) Sole
PC Mall, Inc.        COMMON STOCK    69323K100        563,011      45,331     SH        (a) Sole              (a) Sole
PC Mall, Inc.        COMMON STOCK    69323K100        628,253      50,584     SH        (b) Shared            (a) Sole
J.C. Penney
Company, Inc.        COMMON STOCK    708160106      9,298,872     179,100     SH        (a) Sole              (a) Sole
J.C. Penney
Company, Inc.        COMMON STOCK    708160106      1,085,128      20,900     SH        (b) Shared            (a) Sole
Euronext NV          COMMON STOCK      7153770     23,692,081     665,751     SH        (a) Sole              (a) Sole
Petroleo
Brasileiro S.A.
Class A ADR          COMMON STOCK    71654V101        338,536       8,800     SH        (b) Shared            (a) Sole
Price
Communications
Corporation          COMMON STOCK    741437305     61,427,502   3,510,143     SH        (a) Sole              (a) Sole
Price
Communications
Corporation          COMMON STOCK    741437305      7,095,882     405,479     SH        (b) Shared            (a) Sole
Province
Healthcare
Company              COMMON STOCK    743977100     46,127,195   1,914,786     SH        (a) Sole              (a) Sole
Province
Healthcare
Company              COMMON STOCK    743977100      6,834,767     283,718     SH        (b) Shared            (a) Sole
Riggs National
Corporation          COMMON STOCK    766570105     26,634,024   1,395,182     SH        (a) Sole              (a) Sole
Riggs National
Corporation          COMMON STOCK    766570105      3,349,913     175,480     SH        (b) Shared            (a) Sole
Sepracor Inc.        COMMON STOCK    817315104     28,366,281     494,100     SH        (a) Sole              (a) Sole
Sepracor Inc.        COMMON STOCK    817315104      3,209,219      55,900     SH        (b) Shared            (a) Sole
Sovereign Bancorp,
Inc.                 COMMON STOCK    845905108        741,850      33,477     SH        (b) Shared            (a) Sole
SunGard Data
Systems Inc.         COMMON STOCK    867363103     31,489,875     912,750     SH        (a) Sole              (a) Sole
SunGard Data
Systems Inc.         COMMON STOCK    867363103      7,781,475     225,550     SH        (b) Shared            (a) Sole
Tellabs, Inc.        COMMON STOCK    879664100        650,204      89,069     SH        (b) Shared            (a) Sole
Telus Corporation
(non-voting)         COMMON STOCK    87971M202      2,997,020      96,900     SH        (a) Sole              (a) Sole
Telesystem
International
Wireless Inc.        COMMON STOCK    879946606      3,812,500     250,000     SH        (a) Sole              (a) Sole
Toys 'R' Us, Inc.    COMMON STOCK    892335100     30,158,520   1,170,750     SH        (a) Sole              (a) Sole
Toys 'R' Us, Inc.    COMMON STOCK    892335100      3,466,008     134,550     SH        (b) Shared            (a) Sole
United Defense
Industries, Inc.     COMMON STOCK    91018B104     66,085,342     900,100     SH        (a) Sole              (a) Sole
United Defense
Industries, Inc.     COMMON STOCK    91018B104      7,452,130     101,500     SH        (b) Shared            (a) Sole
UnitedHealth Group
Incorporated         COMMON STOCK    91324P102      5,232,261      54,857     SH        (b) Shared            (a) Sole
USF Corporation      COMMON STOCK    91729Q101     23,779,053     492,728     SH        (a) Sole              (a) Sole
USF Corporation      COMMON STOCK    91729Q101      2,379,218      49,300     SH        (b) Shared            (a) Sole
VERITAS Software
Corporation          COMMON STOCK    923436109        580,500      25,000     SH        (a) Sole              (a) Sole
Viacom, Inc.
Class B              COMMON STOCK    925524308     12,190,500     350,000     SH        (a) Sole              (a) Sole
Wachovia
Corporation          COMMON STOCK    929903102      1,019,167      20,019     SH        (b) Shared            (a) Sole
Western Wireless
Corporation          COMMON STOCK    95988E204      5,836,350     153,750     SH        (a) Sole              (a) Sole
Western Wireless
Corporation          COMMON STOCK    95988E204      4,085,407     107,624     SH        (b) Shared            (a) Sole
Sagem SA ordinary    COMMON STOCK      B058TZ6        562,325      25,000     SH        (b) Shared            (a) Sole

PREFERRED STOCK
TNP Enterprises
14.5% preferred    PREFERRED STOCK   872594403      5,947,276       5,370     SH        (a) Sole              (a) Sole

WARRANTS
Dictaphone Corp
warrants               WARRANTS       dctwv            15,118     241,889     SH        (a) Sole              (a) Sole
Dictaphone Corp
warrants               WARRANTS       dctwv             4,530      72,482     SH        (b) Shared            (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia
Communications
senior note        CORPORATE BONDS   006848AS4      9,969,987  11,695,000    PRN        (a) Sole              (a) Sole
9.250% Due
10-01-02
Adelphia
Communications
senior note        CORPORATE BONDS   006848BE4     12,457,800  13,842,000    PRN        (a) Sole              (a) Sole
9.375%
Due 11-15-09
Adelphia
Communications
senior note        CORPORATE BONDS   006848BE4      3,472,200   3,858,000    PRN        (b) Shared            (a) Sole
9.375%
Due 11-15-09
Adelphia
Communications
convertible note   CORPORATE BONDS   006848BG9      1,966,875  26,225,000    PRN        (a) Sole              (a) Sole
6.000%
Due 02-15-06
Adelphia
Communications
convertible note   CORPORATE BONDS   006848BG9        948,750  12,650,000    PRN        (b) Shared            (a) Sole
6.000%
Due 02-15-06
Adelphia
Communications
convertible note   CORPORATE BONDS   006848BH7      1,993,725  26,583,000    PRN        (a) Sole              (a) Sole
3.250%
Due 05-01-21
Adelphia
Communications
convertible note   CORPORATE BONDS   006848BH7         53,775     717,000    PRN        (b) Shared            (a) Sole
3.250%
Due 05-01-21
Adelphia
Communications
senior note        CORPORATE BONDS   006848BJ3     16,226,612  17,495,000    PRN        (a) Sole              (a) Sole
10.250%
Due 06-15-11
Adelphia
Communications
senior note        CORPORATE BONDS   006848BJ3      3,250,887   3,505,000    PRN        (b) Shared            (a) Sole
10.250%
Due 06-15-11
Roadway Corp. note CORPORATE BONDS   769742AB3     30,101,466  27,195,000    PRN        (a) Sole              (a) Sole
8.250%
Due 12-01-08
Toys R US note     CORPORATE BONDS   892335AK6     12,183,750  13,500,000    PRN        (a) Sole              (a) Sole
7.875%
Due 04-15-13

Puts
iShares Lehman
Apr.89 put              PUTS         1,998,000          3,600                           (a) Sole              (a) Sole
Johnson & Johnson
Apr.55 put              PUTS            32,035          6,407                           (a) Sole              (a) Sole
Johnson & Johnson
Apr.55 put              PUTS             3,710            742                           (b) Shared            (a) Sole
Semiconductor
HOLDRs
Trust Apr.37-1/2
put                     PUTS           300,000            600                           (a) Sole              (a) Sole
S&P 500 Index
Dec.'05 1150 put        PUTS         3,680,000          1,000                           (a) Sole              (a) Sole

TOTAL                                           1,618,167,503